UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 29, 2016

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.2%
	Advertising—0.5%
$5,650	Affinion Group, Inc., 7.875%, 12/15/18	$4,181,000

	Aerospace & Defense—1.4%
7,135	Erickson, Inc., 8.25%, 5/1/20	4,495,050
5,151	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	3,631,455
5,395	TransDigm, Inc., 6.50%, 5/15/25 (a)(b)	5,320,819

		13,447,324

	Air Freight & Logistics—1.0%
	XPO Logistics, Inc., (a)(b),
2,830	6.50%, 6/15/22	2,600,063
6,820	7.875%, 9/1/19	6,939,350

		9,539,413

	Auto Components—0.6%
5,280	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	5,506,776

	Auto Manufacturers—0.9%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	7,997,242

	Chemicals—0.6%
7,500	Chemours Co., 6.625%, 5/15/23 (a)(b)	5,662,500

	Commercial Services—2.2%
11,500	Cenveo Corp., 11.50%, 5/15/17	10,350,000
5,705	DynCorp International, Inc., 10.375%, 7/1/17	4,535,475
7,375	Monitronics International, Inc., 9.125%, 4/1/20	5,568,125

		20,453,600

	Construction Materials—0.8%
7,310	US Concrete, Inc., 8.50%, 12/1/18	7,629,813

	Consumer Finance—0.9%
3,210	Navient Corp., 8.45%, 6/15/18	3,378,525
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,403,825

		8,782,350

	Diversified Consumer Services—0.7%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	6,917,225

	Diversified Financial Services—1.4%
1,923	Affinion International Holdings Ltd., 7.50%, 7/30/18 (a)(b)	1,586,475
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	2,168,275
7,130	12.75%, 5/1/20 (a)(b)	1,354,700
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,500	7.875%, 10/1/20	2,431,250
5,300	9.625%, 5/1/19	5,498,750

		13,039,450

	Electrical Components & Equipment—1.2%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	11,513,287

	Electronic Equipment, Instruments & Components—0.7%
7,725	Kemet Corp., 10.50%, 5/1/18	6,952,500

	Food & Staples Retailing—0.6%
5,000	US Foods, Inc., 8.50%, 6/30/19	5,206,250

	Health Care Providers & Services—1.9%
2,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,998,750
7,955	Kindred Healthcare, Inc., 8.75%, 1/15/23	7,557,250
	Tenet Healthcare Corp.,
3,500	5.00%, 3/1/19	3,386,250
4,530	8.125%, 4/1/22	4,546,988

		17,489,238

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare-Products—0.9%
$8,885	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	$8,649,548

	Holding Companies-Diversified—0.2%
2,265	Horizon Pharma Financing, Inc., 6.625%, 5/1/23 (a)(b)	1,959,225

	Hotels, Restaurants & Leisure—1.1%
8,405	MGM Resorts International, 11.375%, 3/1/18	9,875,875

	Household Durables—1.3%
	Beazer Homes USA, Inc.,
2,945	7.25%, 2/1/23	2,753,575
5,045	9.125%, 5/15/19	5,082,837
3,950	Jarden Corp., 7.50%, 5/1/17	4,236,375

		12,072,787

	Household Products/Wares—0.9%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	7,904,887

	Independent Power & Renewable Electricity Producers—0.5%
5,890	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)	4,417,500

	Internet Software & Services—1.7%
	EarthLink, Inc.,
2,800	7.375%, 6/1/20	2,891,000
7,488	8.875%, 5/15/19	7,712,640
5,000	Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)(b)	5,012,500

		15,616,140

	Iron/Steel—0.3%
7,305	AK Steel Corp., 8.375%, 4/1/22 (f)	2,951,220

	Lodging—0.4%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18 (c)	4,087,050

	Machinery—1.0%
5,250	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)	4,790,625
6,755	Navistar International Corp., 8.25%, 11/1/21	4,846,712

		9,637,337

	Media—3.4%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	6,983,075
5,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19	5,118,750
8,355	McClatchy Co., 9.00%, 12/15/22	7,866,951
8,220	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	9,011,175
4,671	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)	2,522,340

		31,502,291

	Metals & Mining—1.4%
6,590	ArcelorMittal, 10.85%, 6/1/19	7,018,350
3,680	HudBay Minerals, Inc., 9.50%, 10/1/20	2,824,400
	Thompson Creek Metals Co., Inc.,
8,295	7.375%, 6/1/18	2,156,700
2,830	12.50%, 5/1/19	757,025

		12,756,475

	Miscellaneous Manufacturing—0.6%
7,350	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	5,981,063

	Multiline Retail—0.3%
2,835	Dollar Tree, Inc., 5.75%, 3/1/23 (a)(b)	2,962,575

	Oil & Gas—0.8%
	BreitBurn Energy Partners LP / BreitBurn Finance Corp.,
5,055	7.875%, 4/15/22	1,491,225
6,680	8.625%, 10/15/20	2,438,200
1,135	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	1,061,214
8,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	2,374,750
1,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.875%, 4/1/20	525,000

		7,890,389

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—1.2%
$7,225	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	$6,177,375
5,615	Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	1,544,125
4,530	Sanchez Energy Corp., 6.125%, 1/15/23	3,137,025
730	Ultra Petroleum Corp., 6.125%, 10/1/24 (a)(b)	277,400

		11,135,925

	Paper & Forest Products—0.3%
3,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	3,135,000

	Pharmaceuticals—0.6%
2,290	Endo Finance LLC & Endo Finco, Inc., 5.875%, 1/15/23 (a)(b)	2,175,500
4,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	3,780,000

		5,955,500

	Real Estate Investment Trust—0.3%
3,085	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,054,150

	Retail—0.9%
9,465	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	8,494,838

	Semiconductors & Semiconductor Equipment—0.4%
3,745	Amkor Technology, Inc., 6.375%, 10/1/22	3,627,969

	Software—0.6%
5,645	First Data Corp., 8.25%, 1/15/21 (a)(b)	5,906,081

	Specialty Retail—0.7%
3,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	2,660,000
4,500	Conn’s, Inc., 7.25%, 7/15/22	4,241,250

		6,901,250

	Telecommunications—1.3%
7,370	Consolidated Communications, Inc., 6.50%, 10/1/22	6,246,075
7,655	Windstream Corp., 7.50%, 4/1/23	5,875,212

		12,121,287

	Wireless Telecommunication Services—0.7%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	6,898,787

	Total Corporate Bonds & Notes (cost-$429,543,494)	349,813,117

Shares
CONVERTIBLE PREFERRED STOCK—35.6%
	Automobiles—1.9%
532,000	Goldman Sachs Group, Inc., 8.00%, 12/17/15 (General Motors Co.) (d)	17,479,392

	Banks—3.1%
9,695	Huntington Bancshares, Inc., 8.50% (e)	13,088,250
13,990	Wells Fargo & Co., 7.50%,Ser. L (e)	16,333,325

		29,421,575

	Commercial Services & Supplies—0.8%
85,535	Stericycle, Inc., 5.25%, 9/15/18	7,836,717

	Diversified Financial Services—1.6%
13,220	Bank of America Corp., 7.25%, Ser. L (e)	14,806,400

	Diversified Telecommunication Services—1.8%
175,845	Frontier Communications Corp., 11.125%, 6/29/18	16,993,661

	Electric Utilities—0.4%
85,390	Exelon Corp., 6.50%, 6/1/17	3,412,184

	Electronic Equipment, Instruments & Components—1.5%
738,000	Bank of America Corp., 8.00%, 2/17/16 (Corning, Inc.) (d)	13,881,780

	Food Products—0.7%
114,045	Tyson Foods, Inc., 4.75%, 7/15/17	6,529,076

	Health Care Providers & Services—4.4%
204,920	Anthem, Inc., 5.25%, 5/1/18	8,983,693
127,130	Goldman Sachs Group, Inc., 8.00%, 3/31/16 (Laboratory Corp. of America Holdings) (d)	14,616,645
240,300	JPMorgan Chase & Co., 8.00%, 5/5/16 (HCA Holding, Inc.) (d)	15,895,845
2,280	Kindred Healthcare, Inc., 7.50%, 12/1/17	1,696,137

		41,192,320

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

Shares		Value*
	Independent Power & Renewable Electricity Producers—1.0%
156,435	Dynegy, Inc., 5.375%, 11/1/17	$9,672,376

	Machinery—2.3%
171,185	Stanley Black & Decker, Inc., 6.25%, 11/17/16	21,211,533

	Media—0.7%
6,750	SFX Entertainment, Inc., 9.00%, 9/17/19, Ser. B (a)(b)(f)(g)	6,750,000

	Metals & Mining—0.8%
46,705	Alcoa, Inc., 5.375%, 10/1/17	1,503,901
792,720	ArcelorMittal, 6.00%, 1/15/16	6,440,850

		7,944,751

	Multiline Retail—1.4%
258,000	Goldman Sachs Group, Inc., 8.00%, 1/14/16 (Macy’s, Inc.) (d)	13,472,502

	Multi-Utilities—2.0%
239,645	AES Trust III, 6.75%, 10/15/29	12,087,095
128,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,224,540

		18,311,635

	Oil, Gas & Consumable Fuels—2.4%
159,375	Anadarko Petroleum Corp., 7.50%, 6/7/18	5,916,000
12,275	Chesapeake Energy Corp., 5.75% (a)(b)(e)	3,344,937
14,100	Energy XXI Bermuda Ltd., 5.625% (e)	361,312
57,030	Kinder Morgan, Inc., 9.75%, 10/26/18	2,503,617
124,235	PetroQuest Energy, Inc., 6.875% (e)	2,344,936
230,425	Sanchez Energy Corp., 6.50%, 4/16/18 (e)	3,154,518
65,550	Southwestern Energy Co., 6.25%, 1/15/18	1,576,478
87,340	WPX Energy, Inc., 6.25%, 7/31/18	3,787,936

		22,989,734

	Pharmaceuticals—1.6%
14,510	Allergan PLC, 5.50%, 3/1/18	15,199,225

	Real Estate Investment Trust—5.0%
439,700	Alexandria Real Estate Equities, Inc., 7.00% (e)	12,373,422
798,310	FelCor Lodging Trust, Inc., 1.95%, Ser. A (e)	19,965,733
208,680	Welltower, Inc., 6.50% (e)	12,299,599
53,305	Weyerhaeuser Co., 6.375%, 7/1/16	2,824,632

		47,463,386

	Technology Hardware, Storage & Peripherals—1.8%
150,500	Bank of America Corp., 8.00%, 5/10/16 (Apple, Inc.) (d)	17,202,150

	Wireless Telecommunication Services—0.4%
57,025	T-Mobile US, Inc., 5.50%, 12/15/17	3,521,864

	Total Convertible Preferred Stock (cost-$356,436,543)	335,292,261

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—22.5%
	Air Freight & Logistics—0.2%
$2,280	Echo Global Logistics, Inc., 2.50%, 5/1/20	2,130,375

	Automobiles—0.6%
48,470	Fiat Chrysler, 7.875%, 12/15/16	5,740,666

	Capital Markets—2.7%
13,195	BGC Partners, Inc., 4.50%, 7/15/16	14,019,687
16,490	Walter Investment Management Corp., 4.50%, 11/1/19	11,326,569

		25,346,256

	Commercial Services—1.8%
20,305	Cenveo Corp., 7.00%, 5/15/17	16,586,647

	Consumer Finance—0.8%
7,845	PRA Group, Inc., 3.00%, 8/1/20	7,124,241

	Diversified Consumer Services—0.9%
13,510	Ascent Capital Group, Inc., 4.00%, 7/15/20	8,773,056

	Electrical Equipment—1.0%
14,465	SolarCity Corp., 1.625%, 11/1/19	9,800,038

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Independent Power & Renewable Electricity Producers—0.8%
$8,375	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	$7,301,953

	Iron/Steel—0.1%
1,425	AK Steel Corp., 5.00%, 11/15/19	965,437

	IT Services—0.3%
3,135	ServiceSource International, Inc., 1.50%, 8/1/18	2,711,775

	Life Science Tools & Services—0.1%
1,480	Fluidigm Corp., 2.75%, 2/1/34	999,000

	Machinery—2.5%
	Meritor, Inc.,
12,480	4.625%, 3/1/26	12,386,400
6,975	7.875%, 3/1/26	9,538,313
2,290	Navistar International Corp., 4.75%, 4/15/19	1,673,131

		23,597,844

	Oil, Gas & Consumable Fuels—2.3%
4,835	Cheniere Energy, Inc., 4.25%, 3/15/45	2,882,869
17,495	Cobalt International Energy, Inc., 2.625%, 12/1/19	12,793,218
10,295	Energy XXI Ltd., 3.00%, 12/15/18	1,338,350
8,302	Goodrich Petroleum Corp., 5.00%, 10/1/32	2,869,379
1,825	Stone Energy Corp., 1.75%, 3/1/17	1,658,469

		21,542,285

	Personal Products—1.9%
19,630	Herbalife Ltd., 2.00%, 8/15/19	17,495,336

	Pharmaceuticals—1.3%
855	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (a)(b)	850,191
4,050	Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/21 (a)(b)	2,774,250
9,135	Teligent, Inc., 3.75%, 12/15/19 (a)(b)	8,815,275

		12,439,716

	Semiconductors & Semiconductor Equipment—0.6%
19,005	SunEdison, Inc., 3.375%, 6/1/25 (a)(b)	5,535,206

	Software—1.1%
10,320	TeleCommunication Systems, Inc., 7.75%, 6/30/18	10,590,900

	Thrifts & Mortgage Finance—0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	6,878,087

	Tobacco—2.8%
	Vector Group Ltd., (h),
5,665	1.75%, 4/15/20	6,713,025
11,865	2.50%, 1/15/19	19,283,698

		25,996,723

	Total Convertible Bonds & Notes (cost-$230,751,838)	211,555,541

Shares
COMMON STOCK—0.4%
	Advertising—0.4%
173,720	Affinion International Holdings (cost-$3,080,312) (f)(i)	3,778,410

Principal Amount (000s)
SHORT-TERM INVESTMENT—4.3%
	Time Deposit—4.3%
$40,056	BNP Paribas-Paris, 0.03%, 12/1/15 (cost-$40,056,483)	40,056,483

	Total Investments (cost-$1,059,868,670) (j)—100.0%	$940,495,812

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $109,775,366, representing 11.7% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Fair-Valued-Security with a value of $13,479,630, representing 1.4% of total investments.

(g)	Illiquid.

(h)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(i)	Non-income producing.

(j)	At November 30, 2015, the cost basis of portfolio securities for federal income tax purposes was $1,066,945,596. Gross unrealized appreciation was $50,935,076, gross unrealized depreciation was $177,384,860 and net unrealized depreciation was $126,449,784. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

A summary of the inputs used at November 30, 2015 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 11/30/15
Investments in Securities—Assets
Corporate Bonds & Notes:
Iron/Steel	$—	$—	$2,951,220	$2,951,220
All Other	—	346,861,897	—	346,861,897
Convertible Preferred Stock:
Automobiles	—	—	17,479,392	17,479,392
Electronic Equipment, Instruments & Components	—	—	13,881,780	13,881,780
Health Care Providers & Services	8,983,693	1,696,137	30,512,490	41,192,320
Media	—	—	6,750,000	6,750,000
Metals & Mining	1,503,901	6,440,850	—	7,944,751
Multiline Retail	—	—	13,472,502	13,472,502
Multi-Utilities	6,224,540	12,087,095	—	18,311,635
Oil, Gas & Consumable Fuels	13,784,031	9,205,703	—	22,989,734
Pharmaceuticals	—	15,199,225	—	15,199,225
Real Estate Investment Trust	35,089,964	12,373,422	—	47,463,386
Technology Hardware, Storage & Peripherals	—	—	17,202,150	17,202,150
All Other	113,405,386	—	—	113,405,386
Convertible Bonds & Notes	—	211,555,541	—	211,555,541
Common Stock	—	—	3,778,410	3,778,410
Short-Term Investment	—	40,056,483	—	40,056,483

Totals	$178,991,515	$655,476,353	$106,027,944	$940,495,812

At November 30, 2015, securities valued at $26,805,453 were transferred from Level 1 to Level 2. This transfer was a result of securities with an exchange-traded closing price at February 28, 2015, using an evaluated mean price November 30, 2015.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2015, was as follows:

	Beginning Balance 2/28/15	Purchases		Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 11/30/15
Investments in Securities—Assets
Corporate Bonds & Notes:
Iron/Steel	$—	$—		$—	$—	$—	$—	$2,951,220	$—	$2,951,220
Convertible Preferred Stock:
Automobiles	18,538,604	—		—	—	—	(1,059,212)	—	—	17,479,392
Banks	16,265,560	—		(17,633,230)†	—	—	1,367,670	—	—	—
Electronic Equipment, Instruments & Components	18,073,620	—		—	—	—	(4,191,840)	—	—	13,881,780
Energy Equipment & Services	17,643,294	—		(19,489,102)†	—	—	1,845,808	—	—	—
Food Products	15,175,740	—		(16,381,771)†	—	—	1,206,031	—	—	—
Health Care Equipment & Supplies	19,120,261	—		(18,680,531)	—	913,287	(1,353,017)	—	—	—
Health Care Providers & Services	20,297,075	34,697,388		(21,035,429)	—	2,992,332	(6,438,876)	—	—	30,512,490
Internet Software & Services	16,482,240	—		(18,022,212)†	—	—	1,539,972	—	—	—
Media	—	6,750,000		—	—	—	—	—	—	6,750,000
Multiline Retail	16,338,624	—		—	—	—	(2,866,122)	—	—	13,472,502
Oil, Gas & Consumable Fuels	14,301,428	—		(14,612,820)	—	(3,577,006)	3,888,398	—	—	—
Pharmaceuticals	16,504,768	—		(19,741,621)	—	3,039,542	197,311	—	—	—
Semiconductors & Semiconductor Equipment	34,291,700	—		(31,971,834)	—	(4,910,508)	2,590,642	—	—	—
Technology Hardware, Storage & Peripherals	21,315,600	19,068,350		(20,597,732)	—	3,862,567	(6,446,635)	—	—	17,202,150
Common Stock	—	3,080,312	††	—	—	—	698,098	—	—	3,778,410

Totals	$244,348,514	$63,596,050		$(198,166,282)	$—	$2,320,214	$(9,021,772)	$2,951,220	$—	$106,027,944

†	Conversion
††	Issued via Corporate Action.
*	Transferred out of Level 2 into Level 3 because Sub-Adviser recommended to use an average of broker quotes on November 30, 2015.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2015:

	Ending Balance at 11/30/15	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Corporate Bonds & Notes	$2,951,220	Mean of Broker Quotes	Broker Quotes	$40.40
Convertible Preferred Stock	92,548,314	Third Party Pricing Vendor	Single Broker Quote	$18.81-$114.974
	6,750,000	Original Cost	Price of Stock	$1,000.00
Common Stock	3,778,410	Mean of Broker Quotes	Broker Quotes	$21.75

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2015, was $(17,075,085).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date:	January 19, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date:	January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date:	January 19, 2016

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date:	January 19, 2016